FAIR VALUE - Fair Value of Foreclosed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying Value | Other real estate owned remeasured at initial recognition:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	$ 1,082	$ 78
Carrying Value | Foreclosed assets remeasured subsequent to initial recognition:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	0	170	$ 167
Charge-offs | Other real estate owned remeasured at initial recognition:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	(195)	(11)
Charge-offs | Foreclosed assets remeasured subsequent to initial recognition:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	0	(69)	(102)
Fair Value | Other real estate owned remeasured at initial recognition:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	887	67
Fair Value | Foreclosed assets remeasured subsequent to initial recognition:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	$ 0	$ 101	$ 65